Cyber Hornet S&P 500 and Ethereum 75/25 Strategy ETF
Consolidated Schedule of Investments
March 31, 2026 (Unaudited)

COMMON STOCKS - 73.6%	Shares	Value
Automobiles & Components - 1.6%
Aptiv PLC (a)	1	$69
Ford Motor Co.	25	289
General Motors Co.	6	447
Tesla, Inc. (a)	18	6,691
		7,496

Banks - 2.7%
Bank of America Corp.	43	2,096
Citigroup, Inc.	11	1,248
Citizens Financial Group, Inc.	3	180
Fifth Third Bancorp	6	279
Huntington Bancshares, Inc.	13	203
JPMorgan Chase & Co.	17	5,001
KeyCorp	6	120
M&T Bank Corp.	1	207
PNC Financial Services Group, Inc.	3	624
Regions Financial Corp.	6	157
Truist Financial Corp.	8	368
US Bancorp	10	520
Wells Fargo & Co.	20	1,592
		12,595

Capital Goods - 4.8%
3M Co.	3	436
A O Smith Corp.	1	66
Allegion PLC	1	145
AMETEK, Inc.	1	214
Boeing Co. (a)	5	995
Builders FirstSource, Inc. (a)	1	82
Carrier Global Corp.	5	282
Caterpillar, Inc.	3	2,125
Cummins, Inc.	1	538
Deere & Co.	2	1,127
Dover Corp.	1	209
Eaton Corp. PLC	3	1,073
Emerson Electric Co.	4	524
Fastenal Co.	7	325
Fortive Corp.	2	111
GE Vernova, Inc.	2	1,746
General Dynamics Corp.	2	687
General Electric Co.	7	1,986
Honeywell International, Inc.	4	904
Howmet Aerospace, Inc.	3	691
Illinois Tool Works, Inc.	2	521
Ingersoll Rand, Inc.	2	160
Johnson Controls International PLC	4	524
L3Harris Technologies, Inc.	1	345
Lockheed Martin Corp.	1	604
Masco Corp.	1	60
Northrop Grumman Corp.	1	682
Otis Worldwide Corp.	3	231
PACCAR, Inc.	3	347
Parker-Hannifin Corp.	1	895
Pentair PLC	1	87
Quanta Services, Inc.	1	549
Rockwell Automation, Inc.	1	359
RTX Corp.	9	1,736
Stanley Black & Decker, Inc.	1	71
Textron, Inc.	1	88
Trane Technologies PLC	1	417
Westinghouse Air Brake Technologies Corp.	1	250
Xylem, Inc.	2	239
		22,431

Commercial & Professional Services - 0.7%
Automatic Data Processing, Inc.	3	610
Broadridge Financial Solutions, Inc.	1	162
Cintas Corp.	2	338
Copart, Inc. (a)	6	199
Equifax, Inc.	1	180
Jacobs Solutions, Inc.	1	127
Leidos Holdings, Inc.	1	156
Paychex, Inc.	2	184
Republic Services, Inc.	1	219
Rollins, Inc.	2	107
Veralto Corp.	2	177
Verisk Analytics, Inc.	1	190
Waste Management, Inc.	2	460
		3,109

Consumer Discretionary Distribution & Retail - 4.1%
Amazon.com, Inc. (a)	63	13,121
Best Buy Co., Inc.	1	64
Carvana Co. (a)	1	315
eBay, Inc.	3	273
Genuine Parts Co.	1	106
Home Depot, Inc.	6	1,973
Lowe's Cos., Inc.	4	945
O'Reilly Automotive, Inc. (a)	5	462
Ross Stores, Inc.	2	433
TJX Cos., Inc.	7	1,118
Tractor Supply Co.	3	136
Williams-Sonoma, Inc.	1	182
		19,128

Consumer Durables & Apparel - 0.3%
Deckers Outdoor Corp. (a)	1	100
DR Horton, Inc.	2	274
Garmin Ltd.	1	232
Hasbro, Inc.	1	94
Lennar Corp. - Class A	1	87
Lululemon Athletica, Inc. (a)	1	153
NIKE, Inc. - Class B	8	422
PulteGroup, Inc.	1	118
Tapestry, Inc.	1	141
		1,621

Consumer Services - 1.2%
Airbnb, Inc. - Class A (a)	3	379
Carnival Corp.	7	181
Chipotle Mexican Grill, Inc. (a)	8	256
Darden Restaurants, Inc.	1	196
DoorDash, Inc. - Class A (a)	2	300
Expedia Group, Inc.	1	231
Hilton Worldwide Holdings, Inc.	1	304
Las Vegas Sands Corp.	2	108
Marriott International, Inc. - Class A	1	327
McDonald's Corp.	5	1,554
MGM Resorts International (a)	1	37
Norwegian Cruise Line Holdings Ltd. (a)	3	56
Royal Caribbean Cruises Ltd.	2	551
Starbucks Corp.	7	627
Yum! Brands, Inc.	2	311
		5,418

Consumer Staples Distribution & Retail - 1.6%
Costco Wholesale Corp.	3	2,989
Dollar General Corp.	1	119
Dollar Tree, Inc. (a)	1	109
Kroger Co.	4	289
Sysco Corp.	3	214
Target Corp.	3	364
Walmart, Inc.	28	3,480
		7,564

Energy - 3.0%
APA Corp.	2	85
Baker Hughes Co.	6	366
Chevron Corp.	12	2,483
ConocoPhillips	8	1,056
Coterra Energy, Inc.	5	176
Devon Energy Corp.	4	201
Diamondback Energy, Inc.	1	198
EOG Resources, Inc.	3	434
EQT Corp.	4	255
Expand Energy Corp.	2	219
Exxon Mobil Corp.	27	4,581
Halliburton Co.	5	195
Kinder Morgan, Inc.	13	436
Marathon Petroleum Corp.	2	488
Occidental Petroleum Corp.	5	325
ONEOK, Inc.	4	362
Phillips 66	3	546
SLB Ltd.	10	514
Targa Resources Corp.	1	251
Valero Energy Corp.	2	494
Williams Cos., Inc.	8	582
		14,247

Financial Services - 5.6%
American Express Co.	3	907
Ameriprise Financial, Inc.	1	444
Apollo Global Management, Inc.	3	334
Ares Management Corp. - Class A	1	109
Bank of New York Mellon Corp.	4	474
Berkshire Hathaway, Inc. - Class B (a)	12	5,750
Blackrock, Inc.	1	962
Blackstone, Inc.	5	575
Block, Inc. (a)	4	241
Capital One Financial Corp.	4	730
Cboe Global Markets, Inc.	1	281
Charles Schwab Corp.	11	1,034
CME Group, Inc.	2	591
Coinbase Global, Inc. - Class A (a)	1	175
Fidelity National Information Services, Inc.	3	141
Fiserv, Inc. (a)	3	167
Franklin Resources, Inc.	2	47
Global Payments, Inc.	2	135
Goldman Sachs Group, Inc.	2	1,692
Interactive Brokers Group, Inc. - Class A	3	201
Intercontinental Exchange, Inc.	4	629
Invesco Ltd.	3	73
KKR & Co., Inc.	4	370
Mastercard, Inc. - Class A	5	2,498
Moody's Corp.	1	436
Morgan Stanley	8	1,317
Nasdaq, Inc.	3	255
Northern Trust Corp.	1	140
PayPal Holdings, Inc.	6	271
Raymond James Financial, Inc.	1	145
Robinhood Markets, Inc. - Class A (a)	5	346
S&P Global, Inc.	2	851
State Street Corp.	2	253
Synchrony Financial	2	136
T Rowe Price Group, Inc.	1	90
Visa, Inc. - Class A	11	3,325
		26,125

Food, Beverage & Tobacco - 1.8%
Altria Group, Inc.	11	726
Archer-Daniels-Midland Co.	3	218
Brown-Forman Corp. - Class B	1	27
Bunge Global SA	1	127
Campbell's Co.	1	22
Coca-Cola Co.	25	1,901
Conagra Brands, Inc.	3	47
Constellation Brands, Inc. - Class A	1	150
General Mills, Inc.	3	112
Hershey Co.	1	208
Hormel Foods Corp.	2	45
J M Smucker Co.	1	97
Keurig Dr Pepper, Inc.	9	237
Kraft Heinz Co.	6	135
Lamb Weston Holdings, Inc.	1	42
McCormick & Co., Inc.	2	101
Molson Coors Beverage Co. - Class B	1	43
Mondelez International, Inc. - Class A	8	461
Monster Beverage Corp. (a)	5	362
PepsiCo, Inc.	9	1,398
Philip Morris International, Inc.	10	1,653
Tyson Foods, Inc. - Class A	2	128
		8,240

Health Care Equipment & Services - 2.5%
Abbott Laboratories	11	1,129
Baxter International, Inc.	3	50
Becton Dickinson & Co.	2	314
Boston Scientific Corp. (a)	10	628
Cardinal Health, Inc.	2	423
Centene Corp. (a)	3	98
Cigna Group	2	534
Cooper Cos., Inc. (a)	1	72
CVS Health Corp.	8	575
Dexcom, Inc. (a)	2	126
Edwards Lifesciences Corp. (a)	4	320
Elevance Health, Inc.	1	293
GE HealthCare Technologies, Inc.	3	214
HCA Healthcare, Inc.	1	473
Henry Schein, Inc. (a)	1	74
Hologic, Inc. (a)	1	76
Humana, Inc.	1	173
IDEXX Laboratories, Inc. (a)	1	562
Intuitive Surgical, Inc. (a)	2	922
Labcorp Holdings, Inc.	1	267
McKesson Corp.	1	865
Medtronic PLC	8	693
Quest Diagnostics, Inc.	1	196
ResMed, Inc.	1	224
Solventum Corp. (a)	1	65
STERIS PLC	1	221
Stryker Corp.	2	657
UnitedHealth Group, Inc.	6	1,624
Zimmer Biomet Holdings, Inc.	1	90
		11,958

Household & Personal Products - 0.7%
Church & Dwight Co., Inc.	2	187
Clorox Co.	1	104
Colgate-Palmolive Co.	5	426
Estee Lauder Cos., Inc. - Class A	2	143
Kenvue, Inc.	12	207
Kimberly-Clark Corp.	2	193
Procter & Gamble Co.	15	2,166
		3,426

Insurance - 1.2%
Aflac, Inc.	3	329
Allstate Corp.	2	415
American International Group, Inc.	3	226
Aon PLC - Class A	1	323
Arch Capital Group Ltd. (a)	2	192
Arthur J Gallagher & Co.	2	433
Brown & Brown, Inc.	2	130
Chubb Ltd.	2	652
Cincinnati Financial Corp.	1	157
Hartford Insurance Group, Inc.	2	270
Loews Corp.	1	107
Marsh & McLennan Cos., Inc.	3	520
MetLife, Inc.	4	283
Principal Financial Group, Inc.	1	90
Progressive Corp.	4	793
Prudential Financial, Inc.	2	195
Travelers Cos., Inc.	1	292
W R Berkley Corp.	2	133
		5,540

Materials - 1.5%
Air Products and Chemicals, Inc.	1	291
Albemarle Corp.	1	180
Amcor PLC	3	119
Ball Corp.	2	118
CF Industries Holdings, Inc.	1	130
Corteva, Inc.	4	335
CRH PLC	4	420
Dow, Inc.	5	208
DuPont de Nemours, Inc.	3	137
Ecolab, Inc.	2	532
Freeport-McMoRan, Inc.	9	529
International Flavors & Fragrances, Inc.	2	145
International Paper Co.	3	107
Linde PLC	3	1,487
LyondellBasell Industries NV - Class A	2	161
Mosaic Co.	2	51
Newmont Corp.	7	758
Nucor Corp.	1	169
PPG Industries, Inc.	1	107
Sherwin-Williams Co.	1	321
Smurfit Westrock PLC	3	120
Steel Dynamics, Inc.	1	180
Vulcan Materials Co.	1	272
		6,877

Media & Entertainment - 7.0%
Alphabet, Inc. - Class A	38	10,927
Alphabet, Inc. - Class C	30	8,606
Charter Communications, Inc. - Class A (a)	1	216
Electronic Arts, Inc.	1	204
Fox Corp. - Class A	1	58
Fox Corp. - Class B	1	53
Live Nation Entertainment, Inc. (a)	1	153
Match Group, Inc.	2	61
Meta Platforms, Inc. - Class A	14	8,010
Netflix, Inc. (a)	27	2,596
News Corp. - Class A	2	50
News Corp. - Class B	1	29
Omnicom Group, Inc.	2	151
Take-Two Interactive Software, Inc. (a)	1	197
Trade Desk, Inc. - Class A (a)	3	68
Walt Disney Co.	11	1,060
Warner Bros Discovery, Inc. (a)	16	439
		32,878

Pharmaceuticals, Biotechnology & Life Sciences - 4.6%
AbbVie, Inc.	11	2,392
Agilent Technologies, Inc.	2	228
Amgen, Inc.	3	1,056
Biogen, Inc. (a)	1	183
Bio-Techne Corp.	1	52
Bristol-Myers Squibb Co.	13	788
Danaher Corp.	4	758
Eli Lilly & Co.	5	4,599
Gilead Sciences, Inc.	8	1,115
Incyte Corp. (a)	1	94
IQVIA Holdings, Inc. (a)	1	170
Johnson & Johnson	16	3,911
Merck & Co., Inc.	16	1,925
Moderna, Inc. (a)	2	102
Pfizer, Inc.	37	1,039
Regeneron Pharmaceuticals, Inc.	1	773
Revvity, Inc.	1	88
Thermo Fisher Scientific, Inc.	2	983
Vertex Pharmaceuticals, Inc. (a)	2	893
Viatris, Inc.	7	95
Zoetis, Inc.	3	355
		21,599

Real Estate Management & Development - 0.1%
CBRE Group, Inc. - Class A (a)	2	271
CoStar Group, Inc. (a)	3	121
		392

Semiconductors & Semiconductor Equipment - 11.1%
Advanced Micro Devices, Inc. (a)	11	2,238
Analog Devices, Inc.	3	954
Applied Materials, Inc.	5	1,709
Broadcom, Inc.	31	9,595
First Solar, Inc. (a)	1	197
Intel Corp. (a)	30	1,324
KLA Corp.	1	1,472
Lam Research Corp.	8	1,709
Microchip Technology, Inc.	3	194
Micron Technology, Inc.	7	2,365
NVIDIA Corp.	157	27,381
NXP Semiconductors NV	2	394
ON Semiconductor Corp. (a)	3	186
Qnity Electronics, Inc.	1	115
QUALCOMM, Inc.	7	901
Skyworks Solutions, Inc.	1	54
Teradyne, Inc.	1	296
Texas Instruments, Inc.	6	1,165
		52,249

Software & Services - 6.9%
Accenture PLC - Class A	4	793
Adobe, Inc. (a)	3	729
Akamai Technologies, Inc. (a)	1	115
AppLovin Corp. - Class A (a)	2	796
Autodesk, Inc. (a)	1	239
Cadence Design Systems, Inc. (a)	2	556
Cognizant Technology Solutions Corp. - Class A	3	184
Crowdstrike Holdings, Inc. - Class A (a)	2	781
Datadog, Inc. - Class A (a)	2	236
Gen Digital, Inc.	4	75
GoDaddy, Inc. - Class A (a)	1	83
International Business Machines Corp.	6	1,454
Intuit, Inc.	2	865
Microsoft Corp.	48	17,768
Oracle Corp.	11	1,618
Palantir Technologies, Inc. - Class A (a)	15	2,194
Palo Alto Networks, Inc. (a)	5	802
PTC, Inc. (a)	1	143
Roper Technologies, Inc.	1	354
Salesforce, Inc.	6	1,120
ServiceNow, Inc. (a)	7	732
Synopsys, Inc. (a)	1	397
Trimble, Inc. (a)	2	130
VeriSign, Inc.	1	248
Workday, Inc. - Class A (a)	1	130
		32,542

Technology Hardware & Equipment - 6.9%
Amphenol Corp. - Class A	8	1,011
Apple, Inc.	95	24,110
Arista Networks, Inc. (a)	7	860
CDW Corp.	1	121
Cisco Systems, Inc.	26	2,017
Corning, Inc.	5	680
Dell Technologies, Inc. - Class C	2	328
Hewlett Packard Enterprise Co.	9	214
HP, Inc.	6	115
Jabil, Inc.	1	266
Keysight Technologies, Inc. (a)	1	282
Motorola Solutions, Inc.	1	434
NetApp, Inc.	1	103
Sandisk Corp. (a)	1	635
Seagate Technology Holdings PLC	1	392
Super Micro Computer, Inc. (a)	3	68
TE Connectivity PLC	2	418
Western Digital Corp.	2	541
		32,595

Telecommunication Services - 0.8%
AT&T, Inc.	45	1,305
Comcast Corp. - Class A	23	660
T-Mobile US, Inc.	3	630
Verizon Communications, Inc.	27	1,355
		3,950

Transportation - 1.0%
CH Robinson Worldwide, Inc.	1	166
CSX Corp.	12	493
Delta Air Lines, Inc.	4	266
Expeditors International of Washington, Inc.	1	143
FedEx Corp.	1	356
Norfolk Southern Corp.	1	287
Old Dominion Freight Line, Inc.	1	195
Southwest Airlines Co.	3	113
Uber Technologies, Inc. (a)	13	935
Union Pacific Corp.	4	971
United Airlines Holdings, Inc. (a)	2	184
United Parcel Service, Inc. - Class B	5	492
		4,601

Utilities - 1.9%
AES Corp.	5	70
Alliant Energy Corp.	2	143
Ameren Corp.	2	220
American Electric Power Co., Inc.	3	393
American Water Works Co., Inc.	1	136
Atmos Energy Corp.	1	185
CenterPoint Energy, Inc.	4	173
CMS Energy Corp.	2	155
Consolidated Edison, Inc.	2	226
Constellation Energy Corp.	2	558
Dominion Energy, Inc.	6	371
DTE Energy Co.	1	146
Duke Energy Corp.	5	655
Edison International	2	146
Entergy Corp.	3	337
Evergy, Inc.	1	82
Eversource Energy	2	139
Exelon Corp.	7	343
FirstEnergy Corp.	3	152
NextEra Energy, Inc.	13	1,207
NiSource, Inc.	3	140
NRG Energy, Inc.	1	146
PG&E Corp.	14	246
Pinnacle West Capital Corp.	1	101
PPL Corp.	5	191
Public Service Enterprise Group, Inc.	3	243
Sempra	4	389
Southern Co.	7	676
Vistra Corp.	2	301
WEC Energy Group, Inc.	2	232
Xcel Energy, Inc.	4	318
		8,820
TOTAL COMMON STOCKS (Cost $369,150)		345,401

CRYPTOCURRENCY - 24.3%	Shares	Value
Ethereum (a)	54.38	113,921
TOTAL CRYPTOCURRENCY (Cost $144,017)		113,921

REAL ESTATE INVESTMENT TRUSTS - 1.5%	Shares	Value
Equity Real Estate Investment Trusts (REITs) - 1.5%
Alexandria Real Estate Equities, Inc.	1	47
American Tower Corp.	3	518
AvalonBay Communities, Inc.	1	163
BXP, Inc.	1	52
Crown Castle, Inc.	3	244
Digital Realty Trust, Inc.	2	360
Equinix, Inc.	1	980
Equity Residential	2	118
Extra Space Storage, Inc.	1	131
Healthpeak Properties, Inc.	4	66
Host Hotels & Resorts, Inc.	4	77
Invitation Homes, Inc.	4	99
Iron Mountain, Inc.	2	204
Kimco Realty Corp.	4	90
Mid-America Apartment Communities, Inc.	1	122
Prologis, Inc.	6	793
Public Storage	1	271
Realty Income Corp.	6	367
Regency Centers Corp.	1	76
SBA Communications Corp.	1	172
Simon Property Group, Inc.	2	373
UDR, Inc.	2	68
Ventas, Inc.	3	245
VICI Properties, Inc.	7	191
Welltower, Inc.	5	989
Weyerhaeuser Co.	5	122
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $6,792)		6,938

SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 0.6%	Shares	Value
First American Treasury Obligations Fund - Class X, 3.59% (b)	2,871	2,871
TOTAL MONEY MARKET FUNDS (Cost $2,871)		2,871

TOTAL INVESTMENTS - 100.0% (Cost $522,830)		469,131
Liabilities in Excess of Other Assets - (0.0)% (c)		(179)
TOTAL NET ASSETS - 100.0%		$468,952

Percentages are stated as a percent of net assets.

PLC - Public Limited Company
REIT - Real Estate Investment Trust
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

(a)	Non-income producing security.
(b)	The rate shown represents the 7-day annualized yield as of March 31, 2026.
(c)	Represents less than 0.05% of net assets.

Summary of Fair Value Disclosure as of March 31, 2026 (Unaudited)

Cyber Hornet S&P 500 and Ethereum 75/25 Strategy ETF (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of March 31, 2026:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$345,401	$–	$–	$345,401
Cryptocurrency	113,921	–	–	113,921
Real Estate Investment Trusts	6,938	–	–	6,938
Money Market Funds	2,871	–	–	2,871
Total Investments	$469,131	$–	$–	$469,131

Refer to the Schedule of Investments for further disaggregation of investment categories.